Cover	Jul. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Entity File Number	001-42926
Entity Registrant Name	Westin Acquisition Corp.
Entity Central Index Key	0002076192
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 1165-L
Entity Address, Address Line Two	3 Coleman Street #03-24
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	179804
City Area Code	+65
Local Phone Number	9488 4425
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right entitling the holder to receive one-sixth (1/6) of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right entitling the holder to receive one-sixth (1/6)
Trading Symbol	WSTNU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WSTN
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-sixth (1/6) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-sixth (1/6) of one Class A ordinary share
Trading Symbol	WSTNR
Security Exchange Name	NASDAQ